Summary of foreign currency sensitivity (Details) - Currency risk [member] - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023
United States Of America Dollars Against India Rupees [Member]
IfrsStatementLineItems [Line Items]
Risk exposure to currency fluctuations	₨ 7,053	₨ 3,957
Euro Member Countries Euro Against India Rupees [Member]
IfrsStatementLineItems [Line Items]
Risk exposure to currency fluctuations	1,370	1,670
United Kingdom Pounds Against India Rupees [Member]
IfrsStatementLineItems [Line Items]
Risk exposure to currency fluctuations	1,599	997
Singapore Dollars Against India Rupees [Member]
IfrsStatementLineItems [Line Items]
Risk exposure to currency fluctuations	₨ (225)	₨ (194)